RELATED PARTIES (Details Narrative) - Loan Agreement [Member] - Yerbae Brands Corp [Member] - USD ($)	Aug. 26, 2024	Jul. 01, 2024	Dec. 31, 2024	Jan. 30, 2023
Director [Member]
Related Party Transaction [Line Items]
Loan payable	$ 24,000	$ 330,000	$ 315,000	$ 100,000
Maturity date	Feb. 26, 2025	Jun. 15, 2025
Debt instrument interest rate effective percentage	16.70%	10.00%
Related Party [Member] | Director [Member]
Related Party Transaction [Line Items]
Loan payable			$ 22,667